AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
1
Shares Security Description Value
Equity Securities - 91.9%
Common Stock - 91.9%
Communications - 0.5%
16,900 America Movil SAB de CV, ADR $ 315,354
1,719 Cisco Systems, Inc. 85,795
34,119 Telefonica SA, ADR 150,465
94,868 Warner Bros Discovery, Inc.
(a)
828,198
1,379,812
Consumer Cyclical - 2.3%
1,241 Booking Holdings, Inc. 4,502,199
14,025 DR Horton, Inc. 2,307,814
6,810,013
Consumer Discretionary - 7.3%
115,518 Arcos Dorados Holdings, Inc., Class A 1,284,560
34,000 Becle SAB de CV 82,280
44,408 Comcast Corp., Class A 1,925,087
12,753 CVS Health Corp. 1,017,179
400 Domino's Pizza, Inc. 198,752
16,250 General Motors Co. 736,937
3,775 Genuine Parts Co. 584,861
13,500 Grand Canyon Education, Inc.
(a)
1,838,835
205,501 Lincoln Educational Services Corp.
(a)
2,122,825
17,975 Lowe's Cos., Inc. 4,578,772
4,756 McDonald's Corp. 1,340,954
61,302 Sally Beauty Holdings, Inc.
(a)
761,371
3,870 The Home Depot, Inc. 1,484,532
37,350 Walmart, Inc. 2,247,349
100 XPEL, Inc.
(a)
5,402
4,550 Yum China Holdings, Inc. 181,045
7,050 Yum! Brands, Inc. 977,483
21,368,224
Consumer Staples - 15.9%
65,455 Altria Group, Inc. 2,855,147
59,855 British American Tobacco PLC, ADR 1,825,578
13,200 Coca-Cola HBC AG, ADR
(a)
416,592
3,535 Diageo PLC, ADR 525,796
11,221 Kenvue, Inc. 240,803
8,000 Keurig Dr Pepper, Inc. 245,360
50,327 Molson Coors Beverage Co., Class B 3,384,491
69,600 Monster Beverage Corp.
(a)
4,125,888
39,095 PepsiCo., Inc. 6,842,016
89,375 Philip Morris International, Inc. 8,188,537
36,044 The Coca-Cola Co. 2,205,172
5,225 The Hershey Co. 1,016,262
195,126 The Kroger Co. 11,147,548
3,140 The Procter & Gamble Co. 509,465
54,421 Unilever PLC, ADR 2,731,390
46,260,045
Energy - 4.2%
136,810 BP PLC, ADR 5,155,001
7,630 Chevron Corp. 1,203,556
13,600 ConocoPhillips 1,731,008
4,000 Devon Energy Corp. 200,720
2,800 Dril-Quip, Inc.
(a)
63,084
7,800 Phillips 66 1,274,052
14,415 Valero Energy Corp. 2,460,497
12,087,918
Financial - 0.0%
100 Cannae Holdings, Inc.
(a)
2,224
100 The Hartford Financial Services Group,
Inc. 10,305
12,529
Shares Security Description Value
Financials - 22.2%
53,260 Aflac, Inc. $ 4,572,904
50,995 American International Group, Inc. 3,986,279
2,480 Ameriprise Financial, Inc. 1,087,331
2,830 Arch Capital Group, Ltd.
(a)
261,605
201,499 Bank of America Corp. 7,640,842
16,545 Berkshire Hathaway, Inc., Class B
(a)
6,957,503
60,674 Central Pacific Financial Corp. 1,198,311
25,975 Citigroup, Inc. 1,642,659
5,616 Colliers International Group, Inc. 686,444
100 Corpay, Inc.
(a)
30,854
5,616 FirstService Corp. 931,133
2,025 Marsh & McLennan Cos., Inc. 417,110
31,405 Mastercard, Inc., Class A 15,123,706
1,100 PayPal Holdings, Inc.
(a)
73,689
1,700 Ryan Specialty Holdings, Inc. 94,350
139,625 The Bank of New York Mellon Corp. 8,045,192
11,068 The Travelers Cos., Inc. 2,547,190
3,200 U.S. Bancorp 143,040
15,249 Unum Group 818,261
29,300 Visa, Inc., Class A 8,177,044
7,000 Wells Fargo & Co. 405,720
64,841,167
Health Care - 21.2%
28,084 Abbott Laboratories 3,192,027
2,563 AbbVie, Inc. 466,722
4,950 Becton Dickinson & Co. 1,224,877
5,095 Biogen, Inc.
(a)
1,098,635
17,101 Elevance Health, Inc. 8,867,553
990 Embecta Corp. 13,137
38,711 Johnson & Johnson 6,123,693
80,518 Medtronic PLC 7,017,144
68,854 Merck & Co., Inc. 9,085,285
8,370 Organon & Co. 157,356
6,282 Pfizer, Inc. 174,326
14,397 Quest Diagnostics, Inc. 1,916,385
13,990 The Cigna Group 5,081,028
27,840 UnitedHealth Group, Inc. 13,772,448
26,750 Zimmer Biomet Holdings, Inc. 3,530,465
61,721,081
Industrials - 4.3%
37,235 CAE, Inc.
(a)
768,531
1,240 Caterpillar, Inc. 454,373
107,491 Corning, Inc. 3,542,904
3,695 FedEx Corp. 1,070,589
700 Ferguson PLC 152,901
69,382 Gates Industrial Corp. PLC
(a)
1,228,755
300 General Dynamics Corp. 84,747
3,500 Johnson Controls International PLC 228,620
85,521 Manitex International, Inc.
(a)
586,674
28,275 RTX Corp. 2,757,661
2,780 The Boeing Co.
(a)
536,512
7,440 United Parcel Service, Inc., Class B 1,105,807
12,518,074
Information Technology - 10.1%
39,900 Alphabet, Inc., Class A
(a)
6,022,107
18,125 Cognizant Technology Solutions Corp.,
Class A 1,328,381
26,333 Forrester Research, Inc.
(a)
567,740
3,155 Meta Platforms, Inc., Class A 1,532,005
47,752 Microsoft Corp. 20,090,221
29,540,454

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Materials - 3.7%
14,225 Celanese Corp., Class A $ 2,444,708
30,258 Corteva, Inc. 1,744,979
28,458 Dow, Inc. 1,648,572
25,464 DuPont de Nemours, Inc. 1,952,325
2,149 International Flavors & Fragrances, Inc. 184,793
25,505 LyondellBasell Industries NV, Class A 2,608,651
4,980 The Mosaic Co. 161,651
10,745,679
Technology - 0.0%
100 Maximus, Inc. 8,390
Transportation - 0.2%
2,610 Union Pacific Corp. 641,877
Total Common Stock (Cost $91,951,122) 267,935,263
Total Equity Securities (Cost $91,951,122) 267,935,263
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 1.0%
Corporate Non-Convertible Bonds - 0.8%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 375,061
Financials - 0.7%
400,000 Bank of
America Corp.
(callable at
100)
(b)(c)
6.25  12/31/24 401,455
400,000 Citigroup, Inc.
(callable at
100)
(b)(c)
6.30  11/15/67 399,916
300,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
6.10  12/31/49 300,308
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
8.15  11/01/22 501,797
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 362,272
1,965,748
Total Corporate Non-Convertible Bonds (Cost
$2,353,255) 2,340,809
U.S. Government & Agency Obligations - 0.2%
U.S. Treasury Securities - 0.2%
250,000 U.S. Treasury
Bill
(d)
5.27  04/11/24 249,637
105,000 U.S. Treasury
Bill
(d)
5.28  04/18/24 104,739
110,000 U.S. Treasury
Bill
(d)
5.27  04/23/24 109,646
464,022
Total U.S. Government & Agency Obligations
(Cost $464,027) 464,022
Total Fixed Income Securities (Cost
$2,817,282) 2,804,831
Shares Security Description Value
Money Market Fund - 6.9%
20,249,453 Fidelity Investments Treasury Only
Portfolio, 5.23%
(e)
(Cost $20,249,453) $ 20,249,453
Investments, at value - 99.8% (Cost $115,017,857) $ 290,989,547
Other Assets & Liabilities, Net - 0.2% 509,617
Net Assets - 100.0% $ 291,499,164
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b)
Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2024.
(c) Perpetual maturity security.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,379,812 $ – $ – $ 1,379,812
Consumer Cyclical 6,810,013 – – 6,810,013
Consumer Discretionary 21,368,224 – – 21,368,224
Consumer Staples 46,260,045 – – 46,260,045
Energy 12,087,918 – – 12,087,918
Financial 12,529 – – 12,529
Financials 64,841,167 – – 64,841,167
Health Care 61,721,081 – – 61,721,081
Industrials 12,518,074 – – 12,518,074

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
3
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Information Technology $ 29,540,454 $ – $ – $ 29,540,454
Materials 10,745,679 – – 10,745,679
Technology 8,390 – – 8,390
Transportation 641,877 – – 641,877
Corporate Non-
Convertible Bonds – 2,340,809 – 2,340,809
U.S. Government &
Agency Obligations – 464,022 – 464,022
Money Market Fund 20,249,453 – – 20,249,453
Investments at Value $ 288,184,716 $ 2,804,831 $ – $ 290,989,547